UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096

                                 The Torray Fund
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                   Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



THE TORRAY FUND
================================================================================
SCHEDULE  OF  INVESTMENTS

AS OF SEPTEMBER 30, 2008 (UNAUDITED)

================================================================================

                    SHARES                                                                                     MARKET VALUE
                    ------                                                                                     ------------
COMMON STOCK  92.38%

         18.22% FINANCIALS
                       624,418                Marsh & McLennan Cos., Inc.                                     $19,831,516
                       326,900                Loews Corp.                                                      12,909,281
                     2,830,200                LaBranche & Co., Inc.*                                           12,735,900
                       361,100                Bank of America Corp.                                            12,638,500
                       469,600                Citigroup, Inc.                                                   9,631,496
                       642,000                CapitalSource, Inc. REIT                                          7,896,600
                       183,500                American Express Co.                                              6,501,405
                       708,435                DCT Industrial Trust, Inc. REIT                                   5,306,178
                       347,955                Fidelity National Financial, Inc., Class A                        5,114,938
                                                                                                        ------------------
                                                                                                               92,565,814

         17.71% INFORMATION TECHNOLOGY
                       415,500                Automatic Data Processing, Inc.                                  17,762,625
                       148,600                International Business Machines Corp.                            17,380,256
                       767,400                Cisco Systems, Inc.*                                             17,312,544
                     1,163,020                EMC Corp.*                                                       13,909,719
                       796,875                Applied Materials, Inc.                                          12,056,719
                       616,700                Intel Corp.                                                      11,550,791
                                                                                                        ------------------
                                                                                                               89,972,654

         16.81% INDUSTRIALS
                       573,646                Cintas Corp.                                                     16,469,377
                       223,300                3M Co.                                                           15,253,623
                       308,800                Illinois Tool Works, Inc.                                        13,726,160
                       490,097                General Electric Co.                                             12,497,473
                       382,849                USG Corp.*                                                        9,800,934
                       385,737                Owens Corning, Inc.*                                              9,222,972
                       121,700                Danaher Corp.                                                     8,445,980
                                                                                                        ------------------
                                                                                                               85,416,519

         14.26% CONSUMER DISCRETIONARY
                       634,500                Walt Disney Co. (The)                                            19,472,805
                       590,620                O'Reilly Automotive, Inc.*                                       15,810,897
                       446,500                McGraw-Hill Cos., Inc. (The)                                     14,113,865
                       832,100                CarMax, Inc.*                                                    11,649,400
                       481,700                Gannett Co., Inc.                                                 8,145,547
                       746,303                McClatchy Co., Class A                                            3,283,733
                                                                                                        ------------------
                                                                                                               72,476,247

         11.78% HEALTH CARE
                       265,224                Johnson & Johnson                                                18,374,719
                       256,100                Abbott Laboratories                                              14,746,238
                       306,000                WellPoint, Inc.*                                                 14,311,620
                       488,400                UnitedHealth Group, Inc.                                         12,400,476
                                                                                                        ------------------
                                                                                                               59,833,053

          6.83% CONSUMER STAPLES
                       544,900                Kraft Foods, Inc., Class A                                       17,845,475
                       242,200                Procter & Gamble Co. (The)                                       16,878,918
                                                                                                        ------------------
                                                                                                               34,724,393

          2.74% ENERGY
                     2,578,031                USEC, Inc.*                                                      13,947,148

          2.08% MATERIALS
                       697,700                W.R. Grace & Co.*                                                10,549,224

          1.95% TELECOMMUNICATIONS
                       355,000                AT&T, Inc.                                                        9,911,600

                                                                                                        ------------------

TOTAL COMMON STOCK  92.38%                                                                                    469,396,652
     (cost $529,454,563)

                PRINCIPAL AMOUNT ($)
                --------------------

SHORT-TERM INVESTMENTS  6.99%
                    35,518,562                PNC Bank Money Market Account, 1.49%                             35,518,562
     (cost $35,518,562)
                                                                                                        ------------------

TOTAL INVESTMENTS  99.37%                                                                                     504,915,214
     (cost $564,973,125)
OTHER ASSETS LESS LIABILITIES  0.63%                                                                            3,200,941
                                                                                                        ------------------
NET ASSETS  100.00%                                                                                          $508,116,155
                                                                                                        ==================


TOP 10 HOLDINGS
       1   Marsh & McLennan Cos., Inc.                  6    International Business Machines Corp.
       2   Walt Disney Co. (The)                        7    Cisco Systems, Inc.
       3   Johnson & Johnson                            8    Procter & Gamble Co. (The)
       4   Kraft Foods, Inc., Class A                   9    Cintas Corp.
       5   Automatic Data Processing, Inc.             10    O'Reilly Automotive, Inc.

*  Non-income producing securities
REIT  Real Estate Investment Trust

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

THE TORRAY INSTITUTIONAL FUND
================================================================================

SCHEDULE  OF  INVESTMENTS

AS OF SEPTEMBER 30, 2008 (UNAUDITED)

================================================================================

                    SHARES                                                                                   MARKET VALUE
                    ------                                                                                   ------------
COMMON STOCK  87.80%

         17.85% FINANCIALS
                       30,817                Marsh & McLennan Cos., Inc.                                         $978,748
                      163,000                LaBranche & Co., Inc.*                                               733,500
                       15,300                Loews Corp.                                                          604,197
                       16,700                Bank of America Corp.                                                584,500
                       21,000                Citigroup, Inc.                                                      430,710
                       30,500                CapitalSource, Inc. REIT                                             375,150
                        8,523                American Express Co.                                                 301,970
                       33,465                DCT Industrial Trust, Inc. REIT                                      250,653
                       16,463                Fidelity National Financial, Inc., Class A                           242,006
                                                                                                        ------------------
                                                                                                                4,501,434

         16.60% INFORMATION TECHNOLOGY
                        7,200                International Business Machines Corp.                                842,112
                       19,216                Automatic Data Processing, Inc.                                      821,484
                       34,300                Cisco Systems, Inc.*                                                 773,808
                       54,442                EMC Corp.*                                                           651,126
                       37,193                Applied Materials, Inc.                                              562,730
                       28,456                Intel Corp.                                                          532,981
                                                                                                        ------------------
                                                                                                                4,184,241

         15.98% INDUSTRIALS
                       26,792                Cintas Corp.                                                         769,198
                       10,600                3M Co.                                                               724,086
                       14,000                Illinois Tool Works, Inc.                                            622,300
                       24,119                General Electric Co.                                                 615,035
                       17,967                USG Corp.*                                                           459,955
                       17,918                Owens Corning, Inc.*                                                 428,419
                        5,900                Danaher Corp.                                                        409,460
                                                                                                        ------------------
                                                                                                                4,028,453

         12.98% CONSUMER DISCRETIONARY
                       28,810                Walt Disney Co. (The)                                                884,179
                       27,525                O'Reilly Automotive, Inc.*                                           736,844
                       21,200                McGraw-Hill Cos., Inc. (The)                                         670,132
                       38,600                CarMax, Inc.*                                                        540,400
                       18,600                Gannett Co., Inc.                                                    314,526
                       28,612                McClatchy Co., Class A                                               125,893
                                                                                                        ------------------
                                                                                                                3,271,974

         11.29% HEALTH CARE
                       12,964                Johnson & Johnson                                                    898,146
                       14,600                WellPoint, Inc.*                                                     682,842
                       11,800                Abbott Laboratories                                                  679,444
                       23,100                UnitedHealth Group, Inc.                                             586,509
                                                                                                        ------------------
                                                                                                                2,846,941

          6.72% CONSUMER STAPLES
                       26,600                Kraft Foods, Inc., Class A                                           871,150
                       11,800                Procter & Gamble Co. (The)                                           822,342
                                                                                                        ------------------
                                                                                                                1,693,492

          2.60% ENERGY
                      121,293                USEC, Inc.*                                                          656,195

          1.92% TELECOMMUNICATIONS
                       17,300                AT&T, Inc.                                                           483,016

          1.86% MATERIALS
                       30,995                W.R. Grace & Co.*                                                    468,645

                                                                                                        ------------------

TOTAL COMMON STOCK  87.80%                                                                                     22,134,391
     (cost $25,632,897)

                PRINCIPAL AMOUNT ($)
                --------------------

SHORT-TERM INVESTMENTS  11.73%
                    2,955,951                PNC Bank Money Market Account, 1.49%                               2,955,951
     (cost $2,955,951)
                                                                                                        ------------------

TOTAL INVESTMENTS  99.53%                                                                                      25,090,342
     (cost $28,588,848)
OTHER ASSETS LESS LIABILITIES  0.47%                                                                              119,496
                                                                                                        ------------------
NET ASSETS  100.00%                                                                                           $25,209,838
                                                                                                        ==================


TOP 10 HOLDINGS
       1   Marsh & McLennan Cos., Inc.                    6     Procter & Gamble Co. (The)
       2   Johnson & Johnson                              7     Automatic Data Processing, Inc.
       3   Walt Disney Co. (The)                          8     Cisco Systems, Inc.
       4   Kraft Foods, Inc., Class A                     9     Cintas Corp.
       5   International Business Machines Corp.          10    O'Reilly Automotive, Inc.

*  Non-income producing securities
REIT  Real Estate Investment Trust

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
================================================================================


SEPTEMBER 30, 2008 (UNAUDITED)

SECURITIES VALUATION - Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund's Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

o        Level 1 - quoted prices in active markets for identical securities
o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of September 30, 2008 is as follows:

                                                                   TORRAY
  VALUATION INPUTS                              TORRAY FUND   INSTITUTIONAL FUND

  Level 1 - Quoted Prices                       $504,915,214      $25,090,342
  Level 2 - Other Significant Observable Inputs            -                -
  Level 3 - Significant Unobservable Inputs                -                -
                                                ------------      -----------
  TOTAL MARKET VALUE OF INVESTMENTS             $504,915,214      $25,090,342
                                                ============      ===========

TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2008.

The following information is based upon the book basis of investment securities as of September 30, 2008:

                                                      TORRAY INSTITUTIONAL
                                       TORRAY FUND            FUND
                                      -------------      --------------
Gross unrealized appreciation         $ 52,885,891        $ 1,433,359
Gross unrealized depreciation         (112,943,802)        (4,931,865)
                                      ------------        -----------
Net unrealized depreciation           $(60,057,911)       $(3,498,506)
                                      ============        ===========
                                      $564,973,125        $28,588,848
                                      ============        ===========

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Torray Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date    November 25, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date    November 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, Treasurer
                           (principal financial officer)

Date     November 25, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.